Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenues	$ 339,175	$ 242,213
Costs of revenue	(580,572)	(418,227)
Gross loss	(241,397)	(176,014)
Selling expenses	(43,725)	(556,213)
General and administrative expenses	(1,200,494)	(1,753,718)
Provision for doubtful accounts	(28,963)	(43,873)
Operating loss	(1,514,579)	(2,529,818)
Financial expenses	(570)	(7,911)
Other income		21,682
Other expense	(24,021)	(18,044)
Unrealized loss on securities	143,478	(678,304)
Change in fair value of warrants liability	(300,304)	(99,820)
Loss before provision for income tax	(1,695,996)	(3,312,215)
Provision for income taxes
Net loss attributable to Lianluo Smart Limited	(1,695,996)	(3,312,215)
Other comprehensive loss:
Foreign currency translation loss	16,167	(123,451)
Comprehensive loss	$ (1,679,829)	$ (3,435,666)
Loss per share
Basic and diluted	$ (0.07)	$ (0.19)
Weighted average number of common shares outstanding
Basic and diluted	25,410,047	17,806,586